Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components of deferred tax assets and liabilities

	2011	2010	2009
Deferred tax assets:
Exit costs, environmental and other similar items	$53,928	$64,773	$82,378
Deferred employee benefit items	74,577	57,810	65,550
Other items (each less than 5 percent of total assets)	83,\192	79,014	111,094

Total deferred tax assets	$211,697	$201,597	$259,022

Deferred tax liabilities:
Depreciation and amortization	$192,035	$165,917	$161,916

Components of the provisions for income taxes

	2011	2010	2009
Current:
Federal	$204,284	$127,498	$151,492
Foreign	50,272	50,765	25,964
State and local	28,219	16,966	18,118

Total current	282,775	195,229	195,574
Deferred:
Federal	20,713	27,903	(4,887)
Foreign	(3,922)	(7,145)	(1,592)
State and local	122	(688)	(2,126)

Total deferred	16,913	20,070	(8,605)

Total provisions for income taxes	$299,688	$215,299	$186,969

Components of income before income taxes and minority interest used for income tax purpose

	2011	2010	2009
Domestic	$560,395	$539,120	$591,558
Foreign	181,153	138,664	31,259

	$741,548	$677,784	$622,817

Reconciliation of the statutory federal income tax rate to the effective tax rate

	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
Effect of:
State and local income taxes	2.1	1.6	1.7
Investment vehicles	(1.9)	(1.6)	(3.6)
ESOP IRS audit settlement	10.1
Domestic production activities	(2.4)	(2.5)	(1.7)
Other - net	(2.5)	(0.7)	(1.4)

Effective tax rate	40.4%	31.8%	30.0%

Reconciliation of unrecognized tax

	2011	2010	2009
Balance at beginning of year	$31,268	$36,963	$38,051
Additions based on tax positions related to the current year	2,807	3,109	3,357
Additions for tax positions of prior years	1,354	1,841	9,170
Reductions for tax positions of prior years	(3,339)	(9,123)	(4,111)
Settlements	(1,089)	(55)	(7,937)
Lapses of Statutes of Limitations	(1,335)	(1,467)	(1,567)

Balance at end of year	$29,666	$31,268	$36,963